Flight equipment held for sale (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2022 USD ($) aircraft	Mar. 31, 2022 aircraft	Dec. 31, 2021 USD ($) aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 64,084		$ 304,362
Number of aircraft sold | aircraft	3	10
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 64,100
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 1,600
Number of aircraft held for sale | aircraft			13